Steward Funds, Inc.
5847 San Felipe, Suite 4100
Houston, Texas 77057

September 2, 2005

VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Steward Domestic All-Cap Equity Fund and
Steward Select Bond Fund (together, the "Funds")
Registration No. 2-28174 and Investment Company Act No. 811-01597

Ladies and Gentlemen:

Please be advised that, in lieu of filing a copy of a form of the Funds' prospectus and statement of additional information pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the "1933 Act"), Steward Funds, Inc., for and on behalf of each of the Funds, hereby certifies the following pursuant to Rule 497(j) under the 1933 Act:

(1) The form of the prospectus and statement of additional information of the Funds that would have been filed under Rule 497(c) of the 1933 Act would not have differed from that contained in the most recent post-effective amendment to registration statement on Form N-1A (the "Amendment") filed on August 29, 2005; and

(2) The text of the Amendment was filed electronically with the Securities and Exchange Commission.

Should you have any questions regarding this matter, please contact Benoit Jacqmotte at Dechert LLP at (202) 261-3478.

Very truly yours,

STEWARD FUNDS, INC.

By: /s/ Richard A. Nunn

Name: Richard A. Nunn

Title: Secretary